COMMITMENTS AND CONTINGENCIES (Details) - CAD ($) $ in Millions	Sep. 30, 2021	Mar. 31, 2021
DIP
Commitments and Contingencies:
Financial effect	$ 46.3	$ 46.3
Letters of credit
Commitments and Contingencies:
Borrowings, letters of credit	$ 160.5	$ 99.4